Property and Equipment (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 07, 2021	Apr. 07, 2021	May 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization				$ 276,522	$ 273,087	$ 1,108,186	$ 1,769,621
Asset Impairment Charges					0	0
Vehicles and related notes payable						$ 24,664
Stock options, shares						254,824	71,558
Share issued price exercised						$ 6.97	$ 5.59
Goodwill impairment loss							$ 166,838
Impairment of intangible assets				111,667			482,064
Impairment loss						$ 105,506	258,114
Next NRG Holding Corp [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization						9,992
Asset Impairment Charges				0	0	0	0
Impairment loss				(111,667)
Impairment of intangible assets				111,667		0
Depreciation				$ 4,798		0	0
Developed Technology Rights [Member]
Property, Plant and Equipment [Line Items]
Impairment loss							$ 1,987,500
Technology License Agreement [Member]
Property, Plant and Equipment [Line Items]
Stock options, shares	66,432
Share issued price exercised	$ 30.08
Licensor [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares		33,216
Stock issued during the period, acquisitions		132,864
Licensor [Member] | Technology License Agreement [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares			41,520
Licensor [Member] | Technology License Agreement [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares		23,251
Licensor [Member] | Technology License Agreement [Member] | IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares		91,344
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges						$ 105,506